1. GENERAL INFORMATION AND GROUP STRUCTURE	12 Months Ended
Dec. 31, 2019
General Information And Group Structure
GENERAL INFORMATION AND GROUP STRUCTURE

1.1 General information of the Company

The Company is a fully integrated power company in Argentina, which directly and through its subsidiaries, participates in the electric energy and gas value chains.

In the generation segment, the Company, directly and through its subsidiaries, has a 4,751 MW installed capacity, which represents approximately 12% of Argentina’s installed capacity, and is the second largest independent generator in the country. Additionally, the Company is currently undergoing a process to expand its capacity by 471 MW.

In the distribution segment, the Company has a controlling interest in Edenor, the largest electricity distributor in Argentina, which has more than 3.1 million customers and a concession area covering the Northern part of the City of Buenos Aires and Northwestern Greater Buenos Aires.

In the oil and gas segment, the Company develops an important activity in gas and oil exploration and production, with operations in 12 production areas and 6 exploratory areas reaching a production level of 7.3 million m3/day of natural gas and 5,000 barrels/day of oil equivalent for oil in Argentina, as of December 31, 2019. Its main natural gas production blocks are located in the Provinces of Neuquén and Río Negro. The results and cash flows for 2018 and 2017 associated with the divestment mentioned in Note 5.2.1 are disclosed under discontinued operations.

In the petrochemicals segment, operations are located in the Republic of Argentina, where the Company operates three high-complexity plants producing styrene, synthetic rubber and polystyrene, with a domestic market share ranging between 89% and 100%.

Finally, through the holding and others segment, the Company participates in the transmission and gas transportation businesses. In the transmission business, the Company jointly controls Citelec, which has a controlling interest in Transener, a company engaged in the operation and maintenance of a 20,981 km high-voltage electricity transmission network in Argentina with an 85% share in the Argentine electricity transmission market. In the gas transportation business, the Company jointly controls CIESA, which has a controlling interest in TGS, a company holding a concession for the transportation of natural gas with 9,231 km of gas pipelines in the center, west and south of Argentina, and which is also engaged in the processing and sale of natural gas liquids through the Cerri Complex, located in Bahía Blanca, in the Province of Buenos Aires. Additionally, the segment includes advisory services provided to related companies.

The results and cash flows for 2018 and 2017 associated with the divestment of the main assets of the refining and distribution segment mentioned in Note 5.2.2 are disclosed under discontinued operations in the Holding and others segment.

1.2   Economic context in which the Company operates

The Company operates in a complex economic context which main variables have recently suffered significant volatility both in the domestic and international spheres.

At the domestic level, a 2.5% year-on-year drop in the GDP was recorded in the first semester of 2019, cumulative inflation in 2019 reached 53.8% (IPC), and the significant devaluation of the peso as from August generated an unexpected draining of dollar-denominated deposits from the financial system (and, consequently, a drop in BCRA’s reserves) and an increase in the benchmark interest rate, which came to exceed 80% over the year (and being at about 60% as of the closing hereof).

On December 10, 2019 a new Federal Government took office, which declared a public emergency in economic, financial, fiscal, administrative, pension, tariff, energy, health and social matters until December 31, 2020 and implemented a series of measures, which are summarized below:

-	The delegation to the PEN of the power to maintain electricity and gas tariffs which are under federal jurisdiction, and to begin a process for the renegotiation or an extraordinary review of the current RTI, for a term of 180 days, with the purpose of reducing the actual tariff burden on households, businesses and industries for 2020;
-	The delegation to the PEN of the power to conduct an administrative intervention of the ENRE and the ENARGAS for a term of one year;
-	The suspension of the application of section 124, second paragraph, of Law No. 27,467, which divested the ENRE, effective as from Edenor and Edesur’s transfer to the jurisdiction of the Province of Buenos Aires and the Autonomous City of Buenos Aires, of its powers and functions associated with the electricity distribution utility, which powers it will keep for a year;
-	The establishment of a regime for the regularization of tax, social security and customs obligations for micro, small and middle-sized companies;
-	The suspension of the unification of employer contribution rates;
-	The PEN’s capacity to provide for mandatory minimum salary increases in the private sector (with the temporary exemption from the payment of contributions to the Argentine social security system of the salary increases granted under this capacity or under collective bargaining agreements);
-	The suspension until fiscal years starting on or after January 1, 2021 of the decrease in the income tax rate, which will remain at 30%, and the keeping of the 7% withholdings on dividends during such period (see Note 2.6.1.2);
-	The setting of a new mechanism for allocating the tax inflation adjustment for the first and second fiscal years starting on or after January 1, 2019 (see Note 2.6.1.5);
-	An increase in export duties (with the exception of hydrocarbons and mining) and in personal assets tax rates;
-	The reinstatement of the value-added tax on basic food basket products and the suspension of the pension mobility;
-	The modification of the schedular taxation system and the restoration of income tax exemptions for certain securities and bonds;
-	The creation of the Tax for an Inclusive and Supportive Argentina (PAIS) for a term of five fiscal periods.
-	The extended life of BCRA’s regulations regarding the inflow and outflow of foreign exchange in the foreign exchange market.

Additionally, the Federal Government is preparing a proposal for the renegotiation of the external debt with international creditors.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements.

The Company’s Management permanently monitors the evolution of the variables affecting its business to define its course of action and identify potential impacts on its assets and financial position. The Company’s Consolidated Financial Statements should be read in the light of these circumstances.